RISK MANAGEMENT POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
RISK MANAGEMENT POLICIES
Summary of maximum credit risk exposure

	December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Overdrafts	37,128,510	672,216	173,348	37,974,074
Promissory Notes	11,278,606	432,712	1,338,004	13,049,322
Unsecured Corporate Loans	13,288,933	279,934	117,054	13,685,921
Mortgage Loans	14,335,616	1,211,860	320,803	15,868,279
Automobile and other secured loans	3,238,977	407,569	271,901	3,918,447
Personal Loans	24,848,123	3,872,005	2,567,411	31,287,539
Retail	20,542,487	3,346,918	834,584	24,723,989
Consumer Finance	4,305,636	525,087	1,732,827	6,563,550
Credit Card Loans	60,606,206	4,259,328	1,428,481	66,294,015
Retail	50,628,708	3,766,160	381,020	54,775,888
Consumer Finance	9,977,498	493,168	1,047,461	11,518,127
Receivables from Financial Leases	5,813,309	411,487	46,062	6,270,858
Foreign Trade Loans	9,859,886	2,196,320	1,697,453	13,753,659
Other Financings	4,252,304	247,169	83,122	4,582,595
Other Receivables from Financial Transactions	3,059,297	40,314	113,309	3,212,920
Total	187,709,767	14,030,914	8,156,948	209,897,629

	December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Overdrafts	27,514,098	922,027	220,763	28,656,888
Promissory Notes	18,728,720	1,197,805	3,561,404	23,487,929
Unsecured Corporate Loans	18,892,137	430,301	457,154	19,779,592
Mortgage Loans	11,916,817	3,197,483	1,576,581	16,690,881
Automobile and other secured loans	1,852,825	471,547	531,734	2,856,106
Personal Loans	28,749,129	2,192,558	941,893	31,883,580
Retail	23,449,155	2,151,139	770,118	26,370,412
Consumer Finance	5,299,974	41,419	171,775	5,513,168
Credit Card Loans	65,920,810	4,707,126	587,387	71,215,323
Retail	57,813,293	3,974,723	367,492	62,155,508
Consumer Finance	8,107,517	732,403	219,895	9,059,815
Receivables from Financial Leases	4,252,607	328,028	230,669	4,811,304
Foreign Trade Loans	14,427,055	2,392,460	2,870,700	19,690,215
Other Financings	5,674,094	1,126,082	246,490	7,046,666
Other Receivables from Financial Transactions	3,843,583	51,376	90,114	3,985,073
Total	201,771,875	17,016,793	11,314,889	230,103,557

Summary of exposure to the Group's exchange risk by currency type

	Balances as of 12/31/2021				Balances as of 12/31/2020
	Monetary	Monetary			Monetary	Monetary
	Financial	Financial		Net	Financial	Financial		Net
Currency	Assets	Liabilities	Derivatives	Position	Assets	Liabilities	Derivatives	Position
US Dollar	41,198,482	36,422,195	7,367	4,783,654	64,753,045	53,900,933	798	10,852,910
Euro	923,079	855,301	—	67,778	1,471,024	1,184,919	—	286,105
Others	313,247	7,919	—	305,328	442,533	9,370	—	433,163
Total	42,434,808	37,285,415	7,367	5,156,760	66,666,602	55,095,222	798	11,572,178

Summary of sensitivity analysis performed reasonably possible changes in foreign exchange rates

		12/31/2021			12/31/2020
Currency	Variation	P/L	Equity	Variation	P/L	Equity
US Dollar	52.50%	2,509,382	2,509,382	40.20%	4,057,089	4,057,089
	(52.50)%	(2,509,382)	(2,509,382)	(40.20)%	(4,057,089)	(4,057,089)
Euro	52.50%	35,555	35,555	40.20%	114,655	114,655
	(52.50)%	(35,555)	(35,555)	(40.20)%	(114,655)	(114,655)
Other	52.50%	160,167	160,167	40.20%	174,093	174,093
	(52.50)%	(160,167)	(160,167)	(40.20)%	(174,093)	(174,093)
Total	52.50%	2,705,104	2,705,104	40.20%	4,345,838	4,345,838
	(52.50)%	(2,705,104)	(2,705,104)	(40.20)%	(4,345,837)	(4,345,837)

Summary of exposure to interest rate risk

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2021
Total Financial Assets	167,930,968	39,268,945	35,681,468	23,350,316	92,585,212	358,816,909
Total Financial Liabilities	(170,806,220)	(42,873,914)	(8,119,354)	(560,903)	(105,434,009)	(327,794,400)
Net Amount	(2,875,252)	(3,604,969)	27,562,114	22,789,413	(12,848,797)	31,022,509

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2020
Total Financial Assets	142,205,295	35,144,963	33,032,399	21,119,157	115,218,851	346,720,665
Total Financial Liabilities	(166,486,491)	(35,780,295)	(7,646,899)	(2,264,887)	(104,878,279)	(317,056,851)
Net Amount	(24,281,196)	(635,332)	25,385,500	18,854,270	10,340,572	29,663,814

Summary of sensitivity to reasonably possible additional variation in interest rates for next year

	12/31/2021		12/31/2020
		Increase / (decrease)		Increase / (decrease)
Items	Additional variation in	in the income	Additional variation in	in the income
	the interest rate	statement	the interest rate	statement
Decrease in the interest rate	4% ARS; 2% USD	260,905	4% ARS; 2% USD	(654,631)
Increase in the interest rate	4% ARS; 2% USD	(260,112)	4% ARS; 2% USD	650,546

Schedule of concentration of loans and deposits

	Loans and other financing
	12/31/2021		12/31/2020
Number of Clients	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	13,155,387	7.9%	17,090,229	9.9%
50 following largest customers	21,266,376	12.8%	24,209,408	14.1%
100 following largest customers	17,301,047	10.5%	15,301,427	8.9%
Rest of customers	113,799,338	68.8%	115,200,554	67.1%
TOTAL	165,522,148	100.0%	171,801,618	100.0%

	Deposits
	12/31/2021		12/31/2020
Number of customers	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	95,276,777	33.0%	74,049,170	27.5%
50 following largest customers	48,457,386	16.8%	45,028,876	16.7%
100 following largest customers	15,105,120	5.2%	14,280,185	5.3%
Rest of customers	129,618,813	44.9%	136,286,310	50.5%
TOTAL	288,458,096	100.0%	269,644,541	100.0%

Summary of analysis of the assets and liabilities maturities

	Less than	From 1 to	From 3 to	From 6 months to	From 1 to	More than
As of 12/31/2021	1 month	3 months	6months	1 years	2 years	2 years	Total
Loans and other financing	86,696,816	27,058,005	34,340,407	20,280,268	36,396,208	110,910,750	315,682,454
To the non-financial public sector	13,253	2,881	4,321	5,023	—	—	25,478
To the financial sector	5,180	4,849	7,479	21,872	67,105	50,329	156,814
To the Non-Financial Private Sector and Foreign residents	86,678,383	27,050,275	34,328,607	20,253,373	36,329,103	110,860,421	315,500,162
TOTAL ASSETS	86,696,816	27,058,005	34,340,407	20,280,268	36,396,208	110,910,750	315,682,454
Deposits	255,925,278	32,382,246	2,522,656	134,449	3,978	335	290,968,942
Non-financial public sector	9,343,440	2,000,907	197,876	—	—	—	11,542,223
Financial sector	39,099	—	—	—	—	—	39,099
Non-financial private sector and foreign residents	246,542,739	30,381,339	2,324,780	134,449	3,978	335	279,387,620
Liabilities at fair value through profit or loss	2,053,216	—	—	—	—	—	2,053,216
Repo transactions	—	—	—	—	—	—	—
Other financial liabilities	22,545,702	172,028	244,065	431,714	390,562	541,851	24,325,922
Financing received from the Argentine Central Bank and other financial institutions	2,975,606	678,008	2,989,303	202,592	241,388	369,267	7,456,164
Unsubordinated debt securities	—	686,327	145,532	300,876	686,327	—	1,819,062
TOTAL LIABILITIES	283,499,802	33,918,609	5,901,556	1,069,631	1,322,255	911,453	326,623,307